Document Information	12 Months Ended
Dec. 31, 2023
Document Information:
Document Type	2.01 SD
Amendment	true
Amendment Description	On March 31, 2023, the Reporting Entity acquired 100% of the outstanding shares of Yamana Gold Inc. This amended report includes the payments made by Yamana Gold Inc. for the period from January 1, 2023 to December 31, 2023. For subsequent years, the payments for Yamana Gold Inc. will be incorporated into the ESTMA report for Pan American Silver Corp.
CIK	0000771992
Registrant Name	Pan American Silver Corp.
Period End Date	Dec. 31, 2023
Reporting Currency	CAD
Alternative Reporting Regime	CA